RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 22, 2022	Aug. 05, 2020
RELATED PARTY TRANSACTIONS
Expenses incurred and paid	$ 1,400,000	$ 2,800,000	$ 2,800,000	$ 6,300,000
ADARA ACQUISITION CORP
RELATED PARTY TRANSACTIONS
Advance from related party	30,582		30,582		$ 30,582
Amount outstanding under the promissory note	471,599		471,599		471,599
ADARA ACQUISITION CORP | Blystone & Donaldson, LLC
RELATED PARTY TRANSACTIONS
Advance from related party	30,582		30,582		30,582
ADARA ACQUISITION CORP | Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note								$ 600,000
Outstanding balance		0		0		$ 0
ADARA ACQUISITION CORP | Promissory Note with Related Party | Thomas Finke, LLC
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note							$ 250,000
Amount outstanding under the promissory note	221,599		221,599		221,599
ADARA ACQUISITION CORP | Promissory Note with Related Party | Blystone & Donaldson, LLC
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note							$ 250,000
Amount outstanding under the promissory note	250,000		250,000		250,000
ADARA ACQUISITION CORP | Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month					10,000
Expenses incurred and paid					50,000	105,000
ADARA ACQUISITION CORP | Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Outstanding balance	0	$ 0	0	$ 0	0	$ 0
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of warrant (in dollars per share)	$ 1.00		$ 1.00		$ 1.00